SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings (loss) attributable to common shareholders	$ 454,590	$ (250,009)
Weighted average common shares outstanding - Basic	45,512,323	45,000,000
Weighted average common shares outstanding - Diluted	45,512,323	45,000,000
Loss per shares - basic	$ 0.01	$ (0.01)
Loss per shares - diluted	$ 0.01	$ (0.01)